SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Details) € in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Oct. 31, 2015	Jun. 30, 2015 USD ($)	Dec. 31, 2016 EUR (€) item	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Short-term borrowings
Other short-term debt							¥ 48,157,745
Total						$ 991,978,912	6,887,309,589	¥ 12,710,213,398
Restricted cash						251,258,866	1,744,490,307	2,286,882,592
Short-term investment						2,032,674,966	14,112,862,288	8,235,785,516
Baidu
Short-term borrowings
Percentage of equity interest acquired			45.00%
2017 Convertible Senior Notes Due 2017
Short-term borrowings
Short-term bank borrowings	$ 50,000,000						171,000,000	325,000,000
Long-term debt, current maturities							170,867,230	324,796,892
2018 Convertible Senior Notes Due 2018
Short-term borrowings
Short-term bank borrowings	800,000,000							5,200,000,000
Long-term debt, current maturities								5,182,240,000
Qunar
Short-term borrowings
Long-term debt, current maturities								2,658,356,678
2% Interest rate convertible notes due 2021
Short-term borrowings
Change in shareholding in percent to trigger redemption				10.00%
Cash consideration for Make Whole Rate	$ 314,000,000	¥ 2,033,000,000
Conversion of Stock, Shares Converted | shares	1,044,805	1,044,805
Aggregate consideration		¥ 4,500,000,000
2% Interest rate convertible notes due 2021 | Qunar
Short-term borrowings
Interest rate (as a percent)				2.00%
Aggregate principal amount | $				$ 500,000,000
Loan facility
Short-term borrowings
Short-term bank borrowings							6,668,284,614	¥ 4,544,819,828
Borrowing with an interest rate of 1.8%
Short-term borrowings
Short-term bank borrowings						$ 56,300,000	391,000,000
Number of borrowings | item					1
Restricted cash							¥ 200,000,000
Interest rate (as a percent)					1.70%	1.70%	1.70%
Borrowing with an interest rate of 1.7%
Short-term borrowings
Short-term bank borrowings						$ 54,500,000	¥ 378,000,000
Number of borrowings | item					1
Short-term investment							¥ 400,000,000
Interest rate (as a percent)					1.70%	1.70%	1.70%
Borrowing with an interest rate from 1.6% to 2.0%
Short-term borrowings
Short-term bank borrowings						$ 125,000,000	¥ 868,000,000
Number of borrowings | item					3
Restricted cash							60,000,000
Borrowing with an interest rate of 1.43%
Short-term borrowings
Short-term bank borrowings						$ 152,000,000	1,100,000,000
Number of borrowings | item					4
Short-term investment							¥ 580,000,000
Interest rate (as a percent)					1.40%	1.40%	1.40%
Borrowing with an interest rate from 3.9% to 5.1%
Short-term borrowings
Short-term bank borrowings						$ 36,000,000	¥ 250,000,000
Number of borrowings | item					4
Restricted cash							250,000,000
Borrowing with an interest rate from 3.1% to 4.4%
Short-term borrowings
Short-term bank borrowings						$ 531,500,000	3,700,000,000
Number of borrowings | item					20
Borrowing with an interest rate from 2.3% to 2.9%
Short-term borrowings
Short-term bank borrowings					€ 5		¥ 36,300,000
Number of borrowings | item					5
Minimum | Borrowing with an interest rate from 1.6% to 2.0%
Short-term borrowings
Interest rate (as a percent)					1.60%	1.60%	1.60%
Minimum | Borrowing with an interest rate from 3.9% to 5.1%
Short-term borrowings
Interest rate (as a percent)					3.90%	3.90%	3.90%
Minimum | Borrowing with an interest rate from 3.1% to 4.4%
Short-term borrowings
Interest rate (as a percent)					3.10%	3.10%	3.10%
Minimum | Borrowing with an interest rate from 2.3% to 2.9%
Short-term borrowings
Interest rate (as a percent)					2.30%	2.30%	2.30%
Maximum | Borrowing with an interest rate from 1.6% to 2.0%
Short-term borrowings
Interest rate (as a percent)					2.00%	2.00%	2.00%
Maximum | Borrowing with an interest rate from 3.9% to 5.1%
Short-term borrowings
Interest rate (as a percent)					5.10%	5.10%	5.10%
Maximum | Borrowing with an interest rate from 3.1% to 4.4%
Short-term borrowings
Interest rate (as a percent)					4.40%	4.40%	4.40%
Maximum | Borrowing with an interest rate from 2.3% to 2.9%
Short-term borrowings
Interest rate (as a percent)					2.90%	2.90%	2.90%